Note 5 - Property, Mineral Rights, and Equipment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Lease income	$ 10,000	$ 350,000
Reduction in carrying value of property		225,362
Gain on lease of mineral rights		124,638
Depreciation	$ 1,981	7,918
Iron Butte
Exploration Abandonment and Impairment Expense		426,000
Toole Springs
Exploration Abandonment and Impairment Expense		$ 130,000